Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Outstanding Long-term Debt
Our long-term debt outstanding consists of the following (in millions):

	As of December 31,
	2011	2010
Credit Agreement—
Advances under $500 million revolving credit facility	$110.0	$78.0
Term loan facility	97.5	—
Bonds payable—
10.75% Senior Notes due 2016	—	495.5
7.25% Senior Notes due 2018	336.7	275.0
8.125% Senior Notes due 2020	285.8	285.5
7.75% Senior Notes due 2022	312.0	250.0
Other bonds payable	1.5	1.8
Other notes payable	35.3	36.4
Capital lease obligations	75.9	89.1
	1,254.7	1,511.3
Less: Current portion	(18.9)	(14.5)
Long-term debt, net of current portion	$1,235.8	$1,496.8

Schedule of Debt Maturities
The following chart shows scheduled principal payments due on long-term debt for the next five years and thereafter (in millions):

Year Ending December 31,	Face Amount	Net Amount
2012	$18.9	$18.9
2013	18.1	18.1
2014	16.8	16.8
2015	16.9	16.9
2016	184.3	184.3
Thereafter	1,000.2	999.7
Total	$1,255.2	$1,254.7

Schedule of Redemption Prices for 2018 Senior Notes
We may redeem the notes, in whole or in part, at any time on or after October 1, 2014, at the redemption prices set forth below:

Period	Redemption Price*
2014	103.625%
2015	101.813%
2016 and thereafter	100.000%

Schedule of Redemption Prices for 2022 Senior Notes
We may redeem the notes, in whole or in part, at any time on or after September 15, 2015, at the redemption prices set forth below:

Period	Redemption Price*
2015	103.875%
2016	102.583%
2017	101.292%
2018 and thereafter	100.000%

Schedule of Redemption Prices for 2020 Senior Notes
We may redeem the notes, in whole or in part, at any time on or after February 15, 2015, at the redemption prices set forth below:

Period	Redemption Price*
2015	104.063%
2016	102.708%
2017	101.354%
2018 and thereafter	100.000%